Schedule of gain (loss) on sale of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total other gains	$ 16	$ 89	$ 31
Australia solar projects [member]
IfrsStatementLineItems [Line Items]
Total other gains		32	31
Other gains losses [member]
IfrsStatementLineItems [Line Items]
Total other gains	$ 16	$ 57